Accrued Expenses and Other Payables - Summary of Accrued Expenses and Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Accrued expenses	¥ 33,811	¥ 24,864
Value-added tax payable	484	645
Customer deposits and receipts in advance	5,739	69,915
Accrued expenses and other payables	43,497	98,695
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	46	59
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	2,171	1,838
China Tower [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	¥ 1,246	¥ 1,374